Summary of Significant Accounting Policies - Estimated Useful Lives of Intangible Assets, Other Than Goodwill (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill
Intellectual property rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	5
Intellectual property rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10
Rights to use electricity, water and gas supply facilities [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10
Software [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	4
Customer relationships [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	7
Customer relationships [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10
Technology [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	10
Condominium and golf club memberships [member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives of intangible assets, other than goodwill	Not amortized